Income taxes - Summary of Reconciliation of Income Tax Benefit And The Accounting Loss (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before income tax	€ (26,068,955)	€ (8,027,162)	€ (4,313,914)
Income tax benefit at statutory income tax rate of 25%	(6,517,239)	(2,006,791)	(1,078,479)
Recognition of previously unrecognized deferred tax assets	(1,629,392)	0	0
Temporary differences for which no deferred tax assets/liabilities have been recognized	0	1,421,141	789,502
Non-deductible expenses for tax purposes (share based payments)	74,579	4,050	200
Transactions costs	(552,593)	(209,045)	0
Current year losses for which no deferred tax asset has been recognized	3,684,669	789,520	287,652
Differences in overseas tax rates	4,855,980	0	0
Other	745	1,125	1,125
Income tax benefit	€ (83,251)	€ 0	€ 0